Fair value gain (loss) on embedded derivatives (Tables)	9 Months Ended
Sep. 30, 2026
Embedded derivatives [Abstract]
Schedule of Embedded Derivatives

	Three Months Ended September 30,		Nine Months Ended September 30,
	2026	2025	2026	2025
	$	$	$	$
Fair value gain (loss) on embedded derivatives	322,000	(2,895,000)	1,871,000	11,250,000
Total	322,000	(2,895,000)	1,871,000	11,250,000